SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 96.2%

Education/Student Loan - 16.1%

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,048,870

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,481,349

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	470,000	5.00	7/1/29	470,206

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,255,000	5.25	7/1/37	1,255,799

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	600,238

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	999,987

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,000,455

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	277,923

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	850,619

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	876,441

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	215,000	4.00	11/1/26	214,419

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,728,605

Hugo Charter School Lease Rev. (Noble Academy Proj.)	615,000	5.00	7/1/29	615,304

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,000,428

Independence Charter School Lease Rev. (Beacon Academy Proj.)	80,000	4.25	7/1/26	79,739

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	749,625

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,189,691

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	206,972

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	997,910

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	440,000	4.00	12/1/31	368,424

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,036,265

Minneapolis School Lease Rev. (Twin Cities International School) [4]	425,000	4.25	12/1/27	423,291

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	975,031

MN Health & Education Fac. Auth. Rev. (Augsburg College)	2,815,000	4.25	5/1/40	1,980,201

MN Health & Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	902,095

MN Health & Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,901,944

MN Health & Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,208,052

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,042,060

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,000,000	5.00	10/1/52	3,048,336

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	753,665

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	1,150,000	4.00	4/1/39	1,150,398

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	889,868

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,706,520

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,650,000	5.00	10/1/49	3,742,252

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,935,370

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	2,104,563

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	990,446

Savage Charter School Lease Rev. (Aspen Academy)	90,000	4.00	10/1/26	89,612

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,726,578

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	700,610

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,150,393

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	679,959

St. Paul Hsg. & Redev. Auth. (German Immersion School)	700,000	5.00	7/1/33	700,344

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	585,000	4.50	12/1/29	556,517

DECEMBER 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	700,000	3.00	6/1/31	558,538

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	701,389

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	75,000	2.00	9/1/26	73,843

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	932,331

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	625,000	3.00	12/1/29	605,765

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	555,124

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	818,400

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	845,012

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	555,000	5.50	9/1/55	541,807

Woodbury Charter School Lease Rev. (Math & Science Academy) [4]	3,000,000	5.25	6/1/45	2,842,819

				60,882,402

General Obligation - 9.9%

American Samoa Economic Dev. Auth. Rev. 4, [11]	750,000	5.25	9/1/45	750,322

Belle Plaine Independent School District No. 716	500,000	5.00	2/1/52	517,209

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	858,822

Itasca County Independent School District No. 318	3,000,000	2.00	2/1/39	2,344,449

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	3,178,989

Itasca G.O.	2,000,000	2.38	2/1/45	1,354,340

Itasca G.O.	4,000,000	2.50	2/1/50	2,560,353

Madison Lake G.O.	590,000	2.13	2/1/42	401,653

Mankato Independent School District No. 77	1,150,000	4.00	2/1/42	1,150,336

Minnesota G.O.	5,000,000	2.00	9/1/40	3,710,049

Moorhead G.O.	510,000	2.13	2/1/42	354,448

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,000,550

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	988,244

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	987,660

Richfield Independent School District No. 280	1,000,000	4.00	2/1/37	1,008,302

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	741,254

Roseau Independent School District No. 682	400,000	2.25	2/1/46	260,117

Sartell Independent School District No. 748	1,000,000	4.50	2/1/46	1,013,335

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	736,198

St. Cloud G.O.	1,090,000	2.00	2/1/41	803,553

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,827,839

Waite Park G.O.	750,000	5.00	12/15/50	783,678

White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	9,099,489

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,040,345

				37,471,534

Hospital/Health Care - 13.9%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	5.00	11/1/44	1,032,580

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/47	508,689

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,028,196

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	641,878

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	900,000	5.75	8/1/30	853,290

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	948,648

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	361,039

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	710,400

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	1,100,000	5.25	6/15/52	1,135,065

Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.) 2, [5]	1,900,000	5.00	10/1/34	1,007,000

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	836,625

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	2,175,000	4.00	5/1/37	2,141,995

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	2,500,000	5.00	8/15/42	2,673,351

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	1,000,000	5.00	8/15/43	1,059,562

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,591,663

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,433,382

MN Agricultural & Economic Dev. Board Rev. (HealthPartners Oblig. Group Proj.)	5,200,000	5.25	1/1/54	5,378,944

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,499,891

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	999,933

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	169,383

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	189,030

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	199,469

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	7,134,017

Rochester Health Care Facs. Rev. (Mayo Clinic)	4,000,000	4.38	11/15/53	3,966,572

Rochester Health Care Facs. Rev. (Mayo Clinic)	3,000,000	5.00	11/15/34	3,508,281

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5,385,000	5.00	5/1/46	5,389,363

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,106,347

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,017,008

				52,521,601

Industrial/Pollution Control - 0.5% [8]

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/40	945,725

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4]	1,000,000	4.50	10/1/37	981,869

				1,927,594

Multifamily Mortgage - 23.1%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	946,759

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	290,900

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	402,927

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	661,649

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	565,697

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,835,217

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	400,000	5.38	9/1/45	407,889

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	500,000	5.50	9/1/55	506,874

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	750,000	5.63	9/1/65	761,469

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,175,000

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	450,000	6.75	1/1/27	393,647

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	905,936

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,242,130

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	493,982

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,222,329

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,561,308

Bethel Hsg. and Health Care Facs. Rev. (Ecumen Obligated Group)	2,000,000	6.13	3/1/44	2,021,226

Bethel Rev. (Grandview Christian Home Proj.)	1,500,000	5.00	10/1/41	1,500,297

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) 2, [5,15]	1,117,145	5.13	N/A	614,430

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) 2, [5]	1,470,163	5.75	7/1/35	808,590

DECEMBER 31, 2025	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) 2, [5]	1,787,432	6.13	7/1/45	983,088

Brainerd Senior Hsg. & Health Care Fac. Rev. (Pinecrest of Country Manor Proj.)	1,000,000	6.00	5/1/55	1,017,535

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,445

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	170,199

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	178,726

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	420,564

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	366,377

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	2,500,000	4.00	1/1/42	2,500,157

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (FNMA)	1,050,000	4.20	5/1/43	1,026,784

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	2,096,692

Duluth Hsg. & Redevelopment Auth. Rev. (Pennel Park Proj.)	1,238,978	4.50	8/1/41	1,253,652

Duluth Hsg. & Redevelopment Auth. Rev. (Woodland Garden Apartments)	1,300,000	4.95	8/1/42	1,398,940

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,184,622	3.75	11/1/34	3,222,608

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.) 2, [5]	1,350,000	5.38	8/1/34	1,048,699

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.) 2, [5]	500,000	5.75	2/1/44	347,987

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,975,519

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,765,666

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,518,030	2.35	2/1/38	3,783,027

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,015,250

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	374,641

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,499,886

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,769,292	3.00	11/1/34	1,677,291

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	277,555

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	937,767

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	222,480

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,293,900

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	140,914

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,955,674

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,508,939

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	959,926

Oakdale Hsg. & Health Care Fac. Rev. (Ebenezer Obligated Group)	2,550,000	5.70	12/1/50	2,550,837

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	640,000	6.38	12/1/33	640,725

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,502,656

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	250,122

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,150,258

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,640,000	5.13	1/1/39	1,506,740

Shakopee Senior Hsg. Rev. (Benedictine Senior Living Obligated Group)	1,500,000	5.75	11/1/55	1,492,240

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	250,122

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,001,031

St. Bonifacius Health Care Rev. (Augustana Chapel View Homes, Inc. Proj.)	2,225,000	6.00	6/1/45	2,259,719

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,348,415

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,000,000	5.50	12/1/38	1,038,266

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	725,000	4.25	12/1/27	722,492

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,313,465

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	660,000	5.30	11/1/30	660,097

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,478,467

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,820,000	5.00	9/1/42	1,819,911

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	792,325

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,355,767

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	977,790

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,639,523

				87,240,112

Municipal Lease - 2.7% [9]

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	954,119

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	723,816

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	455,507

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,743,825

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,002,854

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,001,705

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	377,244

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	725,083

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	553,930

Rum River Special Education Cooperative	1,200,000	5.50	2/1/46	1,218,077

Waconia Independent School District No. 110	500,000	5.00	2/1/37	500,392

				10,256,552

Other Revenue Bonds - 3.7%

Crystal Governmental Fac. Rev.	61,840	5.10	12/15/26	60,833

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,500,423

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/43	1,073,171

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/44	1,063,102

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/45	1,054,922

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	2,000,000	5.00	12/1/36	2,078,472

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	106,000	6.38	2/15/28	106,040

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	290,000	6.50	3/1/29	290,564

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	499,000	7.00	2/15/28	500,776

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	170,000	7.50	2/15/28	170,458

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,105,000	5.00	8/1/36	3,107,225

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,946,529

				13,952,515

Single Family Mortgage - 21.8%

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,590,035

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	5,881,488

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,298,449

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	7,645,000	2.45	7/1/46	5,498,351

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,408,573	3.30	5/1/48	1,297,792

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	436,147	3.75	11/1/48	413,861

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	463,900	3.45	3/1/49	439,280

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	779,990	3.15	6/1/49	715,517

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	795,455	2.47	1/1/50	666,214

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,210,000	2.55	1/1/51	4,347,421

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	5,635,000	2.50	7/1/51	3,881,607

DECEMBER 31, 2025	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,680,000	2.20	7/1/41	1,275,321

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	339,474

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	6,490,588

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,530,000	2.63	1/1/40	3,739,018

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,768,044

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,884,460

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	22,000	3.80	7/1/38	21,763

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,420,000	2.80	1/1/44	2,737,111

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,250,000	2.70	7/1/44	1,759,576

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,500,404

MN Hsg. Fin. Agy. Rev. [8]	975,000	5.35	7/1/36	1,030,160

MN Hsg. Fin. Agy. Rev.	3,223,908	2.05	12/1/51	2,744,373

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,298,287

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,631,025

MN Hsg. Fin. Agy. Rev.	5,000,000	2.20	1/1/51	3,227,506

MN Hsg. Fin. Agy. Rev.	7,680,000	2.35	7/1/41	5,995,000

MN Hsg. Fin. Agy. Rev.	2,565,000	2.55	1/1/46	1,894,089

MN Hsg. Fin. Agy. Rev.	1,785,000	5.00	7/1/53	1,853,020

MN Hsg. Fin. Agy. Rev.	875,000	6.00	7/1/53	937,654

MN Hsg. Fin. Agy. Rev.	930,000	6.25	1/1/54	1,007,162

MN Hsg. Fin. Agy. Rev.	1,225,000	5.10	7/1/42	1,295,693

MN Hsg. Fin. Agy. Rev.	1,675,000	5.15	7/1/45	1,724,454

MN Hsg. Fin. Agy. Rev.	1,120,000	6.00	1/1/53	1,185,871

				82,370,068

Transportation - 2.8%

Minneapolis & St. Paul Metro Airport Commission Senior Rev.	500,000	5.00	1/1/41	505,851

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,500,000	5.25	1/1/49	2,579,968

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	3,250,000	5.00	1/1/47	3,293,187

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,650,000	5.25	1/1/47	2,726,407

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,750,000	4.00	1/1/54	1,581,259

				10,686,672

Utility - 1.7%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,000,930

Guam Govt. Waterworks Auth. Rev. [11]	1,000,000	5.50	7/1/55	1,044,219

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	506,874

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,000,000

St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	779,826

St. Paul Port Auth. Rev.	650,000	5.00	10/1/46	671,887

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	600,000

				6,603,736

Total Municipal Bonds (cost: $404,933,042)				363,912,786

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Investment Companies - 0.2%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	73,438	860,693

Total Investment Companies (cost: $1,021,910)		860,693

Short-Term Securities - 1.3%

Rochester Health Care Facs. Rev. (Mayo Clinic), 2.35% (cost: $5,000,000)	5,000,000	5,000,000

Total Investments in Securities - 97.7% (cost: $410,954,952)		369,773,479

Other Assets and Liabilities, net - 2.3%		8,581,373

Net Assets - 100.0%		$378,354,852

1

Variable rate security. Rate disclosed is as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2025 was $4,809,794 and represented 1.3% of net assets.
4

144A Restricted Security. The total value of such securities as of December 31, 2025 was $10,734,640 and represented 2.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2025 was $4,809,794 and represented 1.3% of net assets.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2025, 5.3% of net assets in the Fund was invested in such securities.

9

Municipal Lease Security. The total value of such securities as of December 31, 2025 was $10,256,552 and represented 2.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

11

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2025 was $6,299,882 and represented 1.7% of net assets.

15	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	363,912,786	—	363,912,786
Investment Companies	860,693	—	—	860,693
Short-Term Securities	—	5,000,000	—	5,000,000

Total:	860,693	368,912,786	—	369,773,479

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2025	7